Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Operating expenses:
Research and development	$ (37,632)	$ (32,292)	$ (109,806)	$ (95,154)
General and administrative	(8,231)	(8,299)	(24,487)	(24,274)
Loss on disposal of leasehold improvements	0	0	0	(672)
Total operating expenses, net	(43,494)	(40,355)	(131,758)	(117,950)
Other (expense) income:
Other (expense) income, net	(3,740)	951	(4,214)	(59)
Interest income	165	28	282	113
Interest expense	(1,850)	0	(5,448)	0
Total other (expense) income, net	(5,425)	979	(9,380)	54
Net loss before income tax	(48,919)	(39,376)	(141,138)	(117,896)
Income tax benefit	6,152	5,385	19,250	17,466
Net loss attributable to ordinary shareholders	(42,767)	(33,991)	(121,888)	(100,430)
Other comprehensive loss:
Foreign currency exchange translation adjustment	(14,054)	(6,463)	(38,994)	(3,648)
Total comprehensive loss	$ (56,821)	$ (40,454)	$ (160,882)	$ (104,078)
Basic net loss per ordinary share (in usd per share)	$ (0.47)	$ (0.47)	$ (1.34)	$ (1.46)
Diluted net loss per ordinary share (in usd per share)	$ (0.47)	$ (0.47)	$ (1.34)	$ (1.46)
Weighted-average basic ordinary shares (in shares)	91,240,801	72,896,362	91,028,562	68,770,962
Weighted-average diluted ordinary shares (in shares)	91,240,801	72,896,362	91,028,562	68,770,962
Grant income
Revenues	$ 0	$ 236	$ 166	$ 643
License revenue
Revenues	$ 2,369	$ 0	$ 2,369	$ 1,507